Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2023	$ 2,852	$ 67,280,709	$ 6,679,692	$ (428,779)	$ 874,518	$ 74,408,992	$ 274,818	$ 74,683,810
Balance (in Shares) at Sep. 30, 2023	14,259,182
Share issuance
Appropriation for statutory reserve			(106,739)		106,739
Foreign currency translation gain (loss)				443,128		443,128	4,476	447,604
Net income			804,512			804,512	11,210	815,722
Balance at Mar. 31, 2024	$ 2,852	67,280,709	7,377,465	14,349	981,257	75,656,632	290,504	75,947,136
Balance (in Shares) at Mar. 31, 2024	14,259,182
Balance at Sep. 30, 2024	$ 2,856	67,329,705	7,704,459	2,046,228	919,978	78,003,226	314,213	78,317,439
Balance (in Shares) at Sep. 30, 2024	14,279,182
Appropriation for statutory reserve			(44,403)		44,403
Foreign currency translation gain (loss)				(2,553,295)		(2,553,295)	(25,791)	(2,579,086)
Net income			145,906			145,906	4,879	150,785
Balance at Mar. 31, 2025	$ 2,856	$ 67,329,705	$ 7,805,962	$ (507,067)	$ 964,381	$ 75,595,837	$ 293,301	$ 75,889,138
Balance (in Shares) at Mar. 31, 2025	14,279,182